Property, Machinery and Equipment (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Machinery and Equipment, Net	The estimated useful lives of fixed assets by asset category are described below:

Fixed Assets	Estimated Useful Life
Computer equipment	Three years
Furniture and fixtures	Five years
Leasehold improvements	Lesser of estimated useful life or remaining lease term (one year to seven years)
Machinery and equipment	Seven years

Property, machinery and equipment, net consisted of the following:

(in thousands)	September 30, 2024	December 31, 2023
Computer equipment	$10	$10
Leasehold improvements	2,391	2,394
Machinery and equipment	2,839	3,411
Property, machinery and equipment, gross	5,240	5,815

(in thousands)	September 30, 2024	December 31, 2023
Less: accumulated depreciation	(2,871)	(2,563)
Property, machinery and equipment, net	$2,369	$3,252

The estimated useful lives of fixed assets by asset category are described below:

Fixed Assets	Estimated Useful Life
Computer equipment	Three years
Furniture and fixtures	Five years
Leasehold improvements	Lesser of estimated useful life or remaining lease term (one year to seven years)
Machinery and equipment	Seven years

Property, machinery and equipment, net consisted of the following:

(in thousands)	December 31, 2023	December 31, 2022
Computer equipment	$10	$10
Leasehold improvements	2,394	2,281
Machinery and equipment	3,411	3,411
Construction in-progress	—	106
Property, machinery and equipment, gross	5,815	5,808
Less: accumulated depreciation	(2,563)	(1,792)
Property, machinery and equipment, net	$3,252	$4,016